Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.9%
Aerospace & Defense — 0.3%
Mercury Systems, Inc. *	1,028	30,325
Automobile Components — 0.7%
American Axle & Manufacturing Holdings, Inc. *	2,801	20,617
Gentherm, Inc. *	785	45,164
		65,781
Banks — 23.7%
Brookline Bancorp, Inc.	3,982	39,660
Citizens Financial Group, Inc.	10,283	373,165
Cullen/Frost Bankers, Inc.	130	14,588
East West Bancorp, Inc.	1,041	82,380
First Citizens BancShares, Inc., Class A	92	151,193
First Hawaiian, Inc.	5,008	109,965
First Horizon Corp.	2,665	41,035
FNB Corp.	19,828	279,577
Hope Bancorp, Inc.	6,277	72,246
Huntington Bancshares, Inc.	4,442	61,963
KeyCorp	21,541	340,560
Old National Bancorp	17,008	296,116
Simmons First National Corp., Class A	1,301	25,321
United Bankshares, Inc.	1,296	46,385
Valley National Bancorp	13,580	108,095
WaFd, Inc.	2,587	75,098
Western Alliance Bancorp	562	36,106
		2,153,453
Beverages — 1.3%
Primo Water Corp.	6,526	118,839
Building Products — 4.0%
Armstrong World Industries, Inc.	688	85,501
JELD-WEN Holding, Inc. *	6,446	136,846
Resideo Technologies, Inc. *	6,340	142,135
		364,482
Capital Markets — 0.2%
Janus Henderson Group plc	531	17,476
Chemicals — 4.1%
Cabot Corp.	1,240	114,359
Koppers Holdings, Inc.	1,733	95,597
Olin Corp.	2,710	159,336
Trinseo plc	1,249	4,720
		374,012
Commercial Services & Supplies — 3.6%
ABM Industries, Inc.	1,048	46,777
Brink's Co. (The)	2,514	232,278
MillerKnoll, Inc.	1,853	45,872
		324,927

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.1%
ADTRAN Holdings, Inc. (a)	1,747	9,504
Construction & Engineering — 1.5%
Granite Construction, Inc. (a)	2,377	135,788
Containers & Packaging — 7.1%
Berry Global Group, Inc.	3,659	221,295
Crown Holdings, Inc.	733	58,087
Graphic Packaging Holding Co.	8,325	242,930
Greif, Inc., Class A	1,035	71,462
Silgan Holdings, Inc.	1,063	51,617
		645,391
Diversified Consumer Services — 0.3%
Frontdoor, Inc. *	720	23,457
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	1,057	17,412
Broadstone Net Lease, Inc.	1,084	16,983
		34,395
Electric Utilities — 2.3%
PNM Resources, Inc.	2,204	82,946
Portland General Electric Co.	2,945	123,695
		206,641
Energy Equipment & Services — 1.3%
Patterson-UTI Energy, Inc.	7,699	91,932
TETRA Technologies, Inc. *	6,267	27,761
		119,693
Financial Services — 1.3%
NCR Atleos Corp. *	2,020	39,893
Radian Group, Inc.	2,227	74,533
		114,426
Food Products — 0.9%
Nomad Foods Ltd. (United Kingdom)	4,327	84,646
Gas Utilities — 3.7%
Southwest Gas Holdings, Inc.	1,554	118,286
Spire, Inc.	3,589	220,286
		338,572
Health Care Equipment & Supplies — 1.5%
ICU Medical, Inc. *	1,285	137,955
Health Care Providers & Services — 3.2%
AMN Healthcare Services, Inc. *	297	18,550
Ensign Group, Inc. (The)	2,057	255,992
ModivCare, Inc. *	756	17,718
		292,260

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 2.8%
Healthpeak Properties, Inc.	13,553	254,119
Health Care Technology — 0.2%
Veradigm, Inc. * (a)	2,111	16,257
Hotel & Resort REITs — 1.7%
Chatham Lodging Trust	2,713	27,430
Pebblebrook Hotel Trust (a)	8,475	130,592
		158,022
Household Durables — 0.6%
Tri Pointe Homes, Inc. *	1,521	58,795
Household Products — 0.6%
Energizer Holdings, Inc.	1,411	41,526
Reynolds Consumer Products, Inc.	329	9,406
		50,932
Insurance — 10.1%
Assured Guaranty Ltd.	765	66,769
Axis Capital Holdings Ltd.	1,040	67,606
CNO Financial Group, Inc.	3,564	97,929
Enstar Group Ltd. *	360	111,919
Horace Mann Educators Corp.	3,254	120,361
James River Group Holdings Ltd.	2,482	23,085
Kemper Corp.	3,769	233,398
White Mountains Insurance Group Ltd.	109	195,916
		916,983
Machinery — 2.2%
AGCO Corp. (a)	539	66,326
Hillenbrand, Inc.	882	44,346
Hyster-Yale Materials Handling, Inc.	186	11,916
Kennametal, Inc.	1,269	31,652
Terex Corp.	682	43,963
		198,203
Marine Transportation — 1.2%
Matson, Inc.	958	107,699
Media — 0.4%
TEGNA, Inc.	2,132	31,845
Multi-Utilities — 1.4%
Black Hills Corp.	1,332	72,733
Northwestern Energy Group, Inc.	1,030	52,432
		125,165
Office REITs — 0.1%
Franklin Street Properties Corp.	5,680	12,894

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 4.3%
Devon Energy Corp.	6,027	302,432
Range Resources Corp.	2,534	87,265
		389,697
Professional Services — 2.0%
Dun & Bradstreet Holdings, Inc. (a)	6,942	69,696
Maximus, Inc.	828	69,475
Science Applications International Corp.	329	42,877
		182,048
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	2,223	23,252
Retail REITs — 1.1%
Kite Realty Group Trust	4,654	100,907
Software — 1.0%
NCR Voyix Corp. *	4,902	61,907
Verint Systems, Inc. *	747	24,783
		86,690
Specialized REITs — 0.3%
Rayonier, Inc. (a)	867	28,804
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	1,216	103,503
Textiles, Apparel & Luxury Goods — 2.1%
Carter's, Inc.	907	76,755
Columbia Sportswear Co. (a)	635	51,558
Hanesbrands, Inc. * (a)	10,856	62,967
		191,280
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc. *	357	34,987
MRC Global, Inc. *	3,435	43,184
		78,171
Total Common Stocks (Cost $6,592,543)		8,707,289
Short-Term Investments — 3.9%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $279,411)	279,293	279,404
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	67,981	67,981

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	9,586	9,586
Total Investment of Cash Collateral from Securities Loaned (Cost $77,593)		77,567
Total Short-Term Investments (Cost $357,004)		356,971
Total Investments — 99.8% (Cost $6,949,547)		9,064,260
Other Assets Less Liabilities — 0.2%		13,765
NET ASSETS — 100.0%		9,078,025

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $75,961.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,064,260	$—	$—	$9,064,260

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$13,761	$1,853,401	$1,587,736	$(16)	$(6)	$279,404	279,293	$4,277	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	155,968	498,999	587,000	39	(25)	67,981	67,981	5,068	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	19,372	230,441	240,227	—	—	9,586	9,586	628	—
Total	$189,101	$2,582,841	$2,414,963	$23	$(31)	$356,971		$9,973	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.